Stock Payable (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Stock Payable
[custom:StockPayableAmounts-1]	$ (0)
Additional Expensed Incurred, Amount	28,690
Shares Issued for Expensed Incurred, Amount	(0)
Ending Stock Payable, Amount	$ 28,690